UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-7686

Western Asset Emerging Markets Income Fund II Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY		10004
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 300 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-451-2010

Date of fiscal year end:	May 31,

Date of reporting period:	February 28, 2007

WESTERN ASSET EMERGING MARKETS
INCOME FUND II INC.

FORM N-Q
February 28, 2007

ITEM 1.                  SCHEDULE OF INVESTMENTS

WESTERN ASSET EMERGING MARKETS INCOME FUND II INC.

Schedule of Investments (unaudited)	February 28, 2007

Face Amount†		Security	Value
SOVEREIGN BONDS — 61.9%
Argentina — 4.4%
		Republic of Argentina:
2,000,000	DEM	10.250% due 2/6/03 (a)	$487,731
1,000,000	DEM	9.000% due 9/19/03 (a)	229,153
3,000,000	DEM	7.000% due 3/18/04 (a)	705,215
3,875,000	DEM	8.500% due 2/23/05 (a)	927,286
5,400,000	DEM	11.250% due 4/10/06 (a)	1,305,916
1,000,000	DEM	11.750% due 5/20/11 (a)	239,299
591,000		5.475% due 8/3/12 (b)	560,476
8,800,000	DEM	12.000% due 9/19/16 (a)	2,031,424
4,119,321	ARS	Bonds, 2.000% due 1/3/10 (b)	2,756,233
3,396,971	ARS	Discount Bonds, 5.830% due 12/31/33 (b)	1,462,691
		GDP Linked Securities:
2,705,000		0.624% due 12/15/35 (b)	359,359
57,059,503	ARS	0.649% due 12/15/35 (b)	2,052,172
3,200,000	EUR	0.662% due 12/15/35 (b)	533,454
		Medium-Term Notes:
6,000,000,000	ITL	7.000% due 3/18/04 (a)	1,383,647
3,000,000,000	ITL	5.002% due 7/13/05 (a)	650,861
1,000,000,000	ITL	7.625% due 8/11/07 (a)(c)	225,487
625,000	DEM	8.000% due 10/30/09 (a)	141,635
		Total Argentina	16,052,039
Brazil — 14.5%
		Federative Republic of Brazil:
8,991,000		11.000% due 8/17/40 (d)	12,011,976
		Collective Action Securities:
3,980,000		8.750% due 2/4/25	5,024,750
32,355,000		Notes, 8.000% due 1/15/18 (e)	36,237,600
		Total Brazil	53,274,326
Colombia — 3.3%
		Republic of Colombia:
4,029,000		10.375% due 1/28/33 (e)	5,771,543
5,970,000		7.375% due 9/18/37 (e)	6,386,407
		Total Colombia	12,157,950
Ecuador — 1.1%
4,840,000		Republic of Ecuador, 10.000% due 8/15/30 (f)	4,138,200
El Salvador — 0.9%
2,627,000		Republic of El Salvador, 8.250% due 4/10/32 (f)	3,191,805
Indonesia — 0.5%
1,600,000		Republic of Indonesia, 8.500% due 10/12/35 (f)	1,961,920
Malaysia — 1.9%
3,953,000		Federation of Malaysia, 8.750% due 6/1/09	4,266,476
2,653,000		Penerbangan Malaysia Berhad, 5.625% due 3/15/16 (f)	2,723,371
		Total Malaysia	6,989,847
Mexico — 10.8%
		United Mexican States:
1,185,000		11.375% due 9/15/16	1,697,513
		Medium-Term Notes:
13,360,000		5.625% due 1/15/17	13,420,120
2,395,000		8.300% due 8/15/31	3,080,569

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS INCOME FUND II INC.

Schedule of Investments (unaudited) (continued)	February 28, 2007

Face Amount†	Security	Value
Mexico — 10.8% (continued)
	Series A:
4,090,000	6.625% due 3/3/15	$4,391,637
13,840,000	8.000% due 9/24/22	16,884,800
	Total Mexico	39,474,639

Panama — 2.5%
	Republic of Panama:
6,735,000	9.375% due 4/1/29	9,016,481
258,000	6.700% due 1/26/36	269,610
	Total Panama	9,286,091

Peru — 1.9%
	Republic of Peru:
169,000	8.750% due 11/21/33	220,503
6,836,200	PDI, 5.000% due 3/7/17 (b)	6,819,109
	Total Peru	7,039,612

Philippines — 1.1%
3,467,000	Republic of the Philippines, 7.750% due 1/14/31	3,911,123

Russia — 6.7%
	Russian Federation:
2,333,370	8.250% due 3/31/10 (f)	2,432,538
4,175,000	11.000% due 7/24/18 (f)	6,038,094
2,930,000	12.750% due 6/24/28 (f)	5,325,275
9,610,000	5.000% due 3/31/30 (f)	10,895,337
	Total Russia	24,691,244

South Africa — 1.0%
3,475,000	Republic of South Africa, 6.500% due 6/2/14	3,683,500

Turkey — 3.9%
	Republic of Turkey:
368,000	11.000% due 1/14/13	448,962
2,500,000	7.250% due 3/15/15	2,587,500
3,519,000	11.875% due 1/15/30 (d)	5,375,273
5,150,000	Collective Action Securities, Notes, 9.500% due 1/15/14	5,980,437
	Total Turkey	14,392,172

Uruguay — 1.3%
4,277,557	Republic of Uruguay, Benchmark Bonds, 7.875% due 1/15/33 (g)	4,774,823

Venezuela — 6.1%
	Bolivarian Republic of Venezuela:
800,000	5.375% due 8/7/10 (f)	780,600
7,751,000	8.500% due 10/8/14	8,595,859
5,834,000	5.750% due 2/26/16	5,451,873
716,000	7.650% due 4/21/25	762,182
	Collective Action Securities:
1,892,000	9.375% due 1/13/34 (d)	2,459,600
3,500,000	Notes, 10.750% due 9/19/13	4,258,625
	Total Venezuela	22,308,739

	TOTAL SOVEREIGN BONDS
	(Cost — $209,168,354)	227,328,030

CORPORATE BONDS & NOTES — 28.6%
Brazil — 4.1%
	Vale Overseas Ltd., Notes:
1,479,000	6.250% due 1/23/17	1,527,748

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS INCOME FUND II INC.

Schedule of Investments (unaudited) (continued)	February 28, 2007

Face Amount†		Security	Value
2,635,000		8.250% due 1/17/34	$3,237,450
9,894,000		6.875% due 11/21/36	10,455,544
		Total Brazil	15,220,742

Chile — 1.3%
		Enersis SA, Notes:
3,932,000		7.375% due 1/15/14	4,307,836
337,000		7.400% due 12/1/16	376,064
		Total Chile	4,683,900

India — 0.1%
340,000		ICICI Bank Ltd., Bonds, 6.375% due 4/30/22 (b)(f)	346,399

Kazakhstan — 0.9%
1,920,000		ATF Capital BV, 9.250% due 2/21/14 (f)	1,915,200
1,400,000		TuranAlem Finance BV, 8.250% due 1/22/37 (f)	1,422,750
			3,337,950

Malaysia — 0.2%
809,000		Sarawak International Inc., Senior Bonds, 5.500% due 8/3/15	809,075

Mexico — 6.2%
		Axtel SA de CV:
190,000		11.000% due 12/15/13	212,800
1,220,000		Senior Notes, 7.625% due 2/1/17 (f)	1,226,100
900,000		Banco Mercantil del Norte SA, Subordinated Bonds, 6.135% due 10/13/16 (b)(f)	917,411
		Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes:
220,000		9.375% due 5/1/12	237,050
100,000		12.500% due 6/15/12	108,375
		Pemex Project Funding Master Trust:
15,125,000		7.375% due 12/15/14	16,705,563
1,333,000		Bonds, 6.625% due 6/15/35	1,381,321
24,000,000	MXN	Telefonos de Mexico SA de CV, Senior Notes, 8.750% due 1/31/16	2,162,310
		Total Mexico	22,950,930

Panama — 0.4%
1,481,000		MMG Fiduciary Trust Corp., 6.750% due 2/1/16 (f)	1,506,836

Russia — 11.2%
11,090,000		Gaz Capital SA, Notes, 8.625% due 4/28/34 (f)	14,211,835
		Gazprom:
		Bonds:
217,870,000	RUB	Series A7, 6.790% due 10/29/09	8,354,365
72,620,000	RUB	Series A8, 7.000% due 10/27/11	2,779,099
1,140,000		Loan Participation Notes, 6.212% due 11/22/16 (f)	1,142,280
96,030,000	RUB	Gazprom OAO, Series A6, 6.950% due 8/6/09	3,707,224
6,070,000		Russian Agricultural Bank, Notes, 7.175% due 5/16/13 (f)	6,365,912
3,340,000		TNK-BP Finance SA, 7.500% due 7/18/16 (f)	3,540,400
840,000		UBS Luxembourg SA for OJSC Vimpel Communications, Loan Participation Notes, 8.250% due 5/23/16 (f)	896,700
		Total Russia	40,997,815

Thailand — 1.0%
3,570,000		True Move Co., Ltd., 10.750% due 12/16/13 (f)	3,659,250

Venezuela — 3.2%
11,586,000		Petrozuata Finance Inc., 8.220% due 4/1/17 (f)	11,613,610

		TOTAL CORPORATE BONDS & NOTES
		(Cost — $102,820,454)	105,126,507

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS INCOME FUND II INC.

Schedule of Investments (unaudited) (continued)	February 28, 2007

Warrants	Security	Value

WARRANT — 0.1%
10,000	Bolivarian Republic of Venezuela, Oil-linked payment obligations, Expires 4/15/20
	(Cost - $310,000)	$362,500

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost — $312,298,808)	332,817,037

Face Amount†
SHORT-TERM INVESTMENTS — 9.4%
Credit Linked Note — 1.0%
3,600,000		UBS AG Jersey Branch, Medium-Term Notes, 7.684% due 4/12/07
		(Cost - $3,612,960) (b)(e)	3,612,960

Sovereign Bonds — 4.8%
		Egypt Treasury Bills:
16,375,000	EGP	Zero coupon bond to yield 9.646% due 4/17/07	2,840,401
85,400,000	EGP	Zero coupon bond to yield 9.543% due 10/30/07	14,107,966
4,475,000	EGP	Zero coupon bond to yield 9.491% due 11/6/07	738,245

		Total Sovereign Bonds
		(Cost — $17,579,815)	17,686,612

U.S. Government Agency — 0.1%
500,000		Federal National Mortgage Association (FNMA), Discount Notes, 5.197% due 6/25/07
		(Cost - $491,945) (h)(i)	491,807

Repurchase Agreement — 3.5%
12,895,000

Nomura Securities International Inc. repurchase agreement dated 2/28/07, 5.300% due 3/1/07; Proceeds at maturity - $12,896,898; (Fully collateralized by various U.S. Treasury obligations, 3.875% to 4.875% due 7/15/08 to 12/15/16; Market value - $13,153,710)

		(Cost - $12,895,000) (e)	12,895,000

		TOTAL SHORT-TERM INVESTMENTS
		(Cost — $34,579,720)	34,686,379

		TOTAL INVESTMENTS — 100.0% (Cost — $346,878,528#)	$367,503,416

†	Face amount denominated in U.S. dollars, unless otherwise noted.
(a)	Security is currently in default.
(b)	Variable rate security. Interest rate disclosed is that which is in effect at February 28, 2007.
(c)	Illiquid security.
(d)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.
(e)	All or a portion of this security is segregated for open futures contracts and reverse repurchase agreements.
(f)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(g)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(h)	All or a portion of this security is held as collateral for open futures contracts.
(i)	Rate shown represents yield-to-maturity.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ARS - Argentine Peso
DEM - German Mark
EGP - Egyptian Pound
EUR - Euro
GDP - Gross Domestic Product
ITL - Italian Lira

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS INCOME FUND II INC.

Schedule of Investments (unaudited) (continued)	February 28, 2007

MXN - Mexican Peso
PDI - Past Due Interest
RUB - Russian Ruble

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Emerging Markets Income Fund II Inc. (the “Fund”) (formerly known as Salomon Brothers Emerging Markets Income Fund II Inc.) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Fund’s primary objective is to seek high current income. As a secondary objective, the Fund seeks capital appreciation. In pursuit of these objectives, the Fund under normal conditions invests at least 80% of its net assets plus any borrowings for investment purposes in debt securities of government and government related issuers located in emerging market countries (including participating in loans between government and financial institutions), and of entities organized to restructure the outstanding debt of such issuers, and in debt securities of corporate issuers located in emerging market countries.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation.  Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally on the over-the-counter market, and are valued at the mean between the bid and asked price as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements.  When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller default and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Reverse Repurchase Agreements.  The Fund may enter into reverse repurchase agreements in which the Fund sells portfolio securities and agrees to repurchase them from the buyer at a specified date and price. Whenever the Fund enters into a reverse repurchase agreement, the Fund’s custodian delivers liquid assets to the counterparty in an amount at least equal to the repurchase price (including accrued interest). The Fund pays interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings, which may create leverage risk to the Fund.

(d) Loan Participations.  The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(e) Financial Futures Contracts.  The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio.  Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments.  The Fund recognizes an unrealized gain or loss equal to the daily variation margin.  When the financial futures contracts are closed, a realized gain or loss is recognized

Notes to Schedule of Investments (unaudited) (continued)

equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(f) Credit and Market Risk.  The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(g) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(h) Security Transactions.  Security transactions are accounted for on a trade date basis.

2.  Investments

At February 28, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$21,510,752
Gross unrealized depreciation	(885,864)
Net unrealized appreciation	$20,624,888

At February 28, 2007, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contracts to Sell:
U.S. Treasury 10 Year Notes	14	3/07	$1,518,735	$1,519,875	$(1,140)
U.S. Treasury 10 Year Notes	486	6/07	52,236,961	52,776,563	(539,602)
Net Unrealized Loss on Open Futures Contracts					$(540,742)

Transactions in reverse repurchase agreements for the Fund during the period ended February 28, 2007 were as follows:

Average	Weighted	Maximum
Daily	Average	Amount
Balance	Interest Rate	Outstanding
$ 8,087,843	2.76%	$ 16,599,288

Notes to Schedule of Investments (unaudited) (continued)

Interest rates on reverse repurchase agreements ranged from 0.20% to 5.25% during the period ended February 28, 2007.

At February 28, 2007, the Fund had the following reverse repurchase agreements outstanding:

FACE
AMOUNT	SECURITY	VALUE
$ 437,636	Reverse Repurchase Agreement with Credit Suisse First Boston, dated 2/2/07 bearing
	3.900% to be repurchased at a date and amount to be determined, collateralized
	by: $319,000 Republic of Turkey, 11.875% due 1/15/30; Market value	$437,636
	(including accrued interest) - $491,982

3,702,600	Reverse Repurchase Agreement with Credit Suisse First Boston, dated 2/5/07
	bearing 5.250% to be repurchased at $3,722,039 on 3/13/07, collateralized by:
	$3,000,000 Federative Republic of Brazil, 11.000% due 8/17/40; Market	3,702,600
	value (including accrued interest) - $4,018,939.

1,580,304	Reverse Repurchase Agreement with Credit Suisse First Boston, dated 2/13/07
	bearing 0.750% to be repurchased at $1,581,654 on 3/26/07, collateralized by:
	$1,353,000 Bolivarian Republic of Venezuela, 9.375% due 1/13/34; Market	1,580,304
	value (including accrued interest) - $1,775,369.

4,440,200	Reverse Repurchase Agreement with Deutsche Bank Securities Inc., dated 2/13/07
	bearing 2.500% to be repurchased at $4,450,684 on 3/19/07, collateralized by:
	$3,200,000 Republic of Turkey, 11.875% due 1/15/30; Market value	4,440,200
	(including accrued interest) - $4,935,238.

	Total Reverse Repurchase Agreements
	(Proceeds - $10,160,740)	$10,160,740

ITEM 2.                                                     CONTROLS AND PROCEDURES.

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule    30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                                           EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Emerging Market Income Fund II Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: April 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: April 26, 2007

By	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date: April 26, 2007